Contingencies (Scott Class Action) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended
	Aug. 31, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member]	Jun. 30, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Louisiana/Scott [Member]	Dec. 31, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Louisiana/Scott [Member]	Oct. 31, 2011 Scott Class Action [Member]	Dec. 31, 2011 Scott Class Action [Member]	Oct. 31, 2011 Minimum [Member] Scott Class Action [Member]	Oct. 31, 2011 Maximum [Member] Scott Class Action [Member]
Loss Contingencies [Line Items]
Compensatory damages jury award total excluding interest			$ 590,000,000
Loss contingency, period of occurrence			May 2004
Court Of Appeals reduced award date			April 2010
Court of Appeals reduced award amount			241,000,000
Share of judgment paid	70,000,000
Loss contingency, attorney fees sought						91,000,000	642,000,000
Loss contingency, attorney costs sought				13,000,000
Loss contingency, total damages recorded			26,000,000
Loss contingency, total interest accrued			3,700,000
Loss contingency, damages recorded		36,000,000
Loss contingency, interest accrued		5,000,000
Loss contingency accrual for costs at carrying value					$ 1,300,000